Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 25,129	$ 22,717
Non-interest income	31,000	26,268
Total revenue	56,129	48,985
Provision for credit losses	2,468	484
Insurance policyholder benefits, claims and acquisition expense	4,022	1,783
Non-interest expense	31,173	26,609
Net income (loss) before income taxes	18,466	20,109
Income taxes (recoveries)	3,600	4,302
Net income	14,866	15,807
Non-interest expense includes:
Depreciation and amortization	2,762	2,634
Impairment of other intangibles	108	18
Total assets	2,004,992	1,917,219
Total assets include:
Additions to premises and equipment and intangibles	2,474	3,678
Total liabilities	1,887,232	1,809,044
Canada [member]
Disclosure of operating segments [line items]
Net interest income	18,752	15,761
Non-interest income	14,851	13,508
Total revenue	33,603	29,269
Provision for credit losses	1,648	600
Insurance policyholder benefits, claims and acquisition expense	2,161	(466)
Non-interest expense	15,319	13,648
Net income (loss) before income taxes	14,475	15,487
Income taxes (recoveries)	4,770	3,615
Net income	9,705	11,872
Non-interest expense includes:
Depreciation and amortization	1,570	1,617
Impairment of other intangibles	28	11
Total assets	1,042,663	992,485
Total assets include:
Additions to premises and equipment and intangibles	1,334	1,263
United States [member]
Disclosure of operating segments [line items]
Net interest income	5,065	5,423
Non-interest income	8,563	6,364
Total revenue	13,628	11,787
Provision for credit losses	784	60
Non-interest expense	11,177	9,006
Net income (loss) before income taxes	1,667	2,721
Income taxes (recoveries)	(1,103)	452
Net income	2,770	2,269
Non-interest expense includes:
Depreciation and amortization	836	776
Impairment of other intangibles	65	5
Total assets	639,296	570,255
Total assets include:
Additions to premises and equipment and intangibles	700	666
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,312	1,533
Non-interest income	7,586	6,396
Total revenue	8,898	7,929
Provision for credit losses	36	(176)
Insurance policyholder benefits, claims and acquisition expense	1,861	2,249
Non-interest expense	4,677	3,955
Net income (loss) before income taxes	2,324	1,901
Income taxes (recoveries)	(67)	235
Net income	2,391	1,666
Non-interest expense includes:
Depreciation and amortization	356	241
Impairment of other intangibles	15	2
Total assets	323,033	354,479
Total assets include:
Additions to premises and equipment and intangibles	440	1,749
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	16,074	14,019
Non-interest income	6,046	6,124
Total revenue	22,120	20,143
Provision for credit losses	1,579	463
Non-interest expense	9,215	8,437
Net income (loss) before income taxes	11,326	11,243
Income taxes (recoveries)	3,060	2,873
Net income	8,266	8,370
Non-interest expense includes:
Depreciation and amortization	961	942
Impairment of other intangibles	13	11
Total assets	636,046	602,824
Total assets include:
Additions to premises and equipment and intangibles	463	394
Total liabilities	635,952	602,741
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	4,495	3,886
Non-interest income	13,049	12,357
Total revenue	17,544	16,243
Provision for credit losses	328	33
Non-interest expense	14,128	12,015
Net income (loss) before income taxes	3,088	4,195
Income taxes (recoveries)	661	985
Net income	2,427	3,210
Non-interest expense includes:
Depreciation and amortization	1,234	1,109
Impairment of other intangibles	81	2
Total assets	179,227	198,380
Total assets include:
Additions to premises and equipment and intangibles	1,008	2,347
Total liabilities	177,389	198,329
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	5,675	3,510
Total revenue	5,675	3,510
Insurance policyholder benefits, claims and acquisition expense	4,022	1,783
Non-interest expense	653	588
Net income (loss) before income taxes	1,000	1,139
Income taxes (recoveries)	197	282
Net income	803	857
Non-interest expense includes:
Depreciation and amortization	58	57
Impairment of other intangibles	1	2
Total assets	22,591	21,918
Total assets include:
Additions to premises and equipment and intangibles	53	49
Total liabilities	23,355	22,588
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	3,379	4,944
Non-interest income	7,672	5,005
Total revenue	11,051	9,949
Provision for credit losses	561	(13)
Non-interest expense	6,509	5,816
Net income (loss) before income taxes	3,981	4,146
Income taxes (recoveries)	(158)	778
Net income	4,139	3,368
Non-interest expense includes:
Depreciation and amortization	509	514
Impairment of other intangibles	2	3
Total assets	1,100,172	1,033,978
Total assets include:
Additions to premises and equipment and intangibles	311	258
Total liabilities	1,099,893	1,033,689
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	1,181	(132)
Non-interest income	(1,442)	(728)
Total revenue	(261)	(860)
Provision for credit losses		1
Non-interest expense	668	(247)
Net income (loss) before income taxes	(929)	(614)
Income taxes (recoveries)	(160)	(616)
Net income	(769)	2
Non-interest expense includes:
Depreciation and amortization		12
Impairment of other intangibles	11
Total assets	66,956	60,119
Total assets include:
Additions to premises and equipment and intangibles	639	630
Total liabilities	$ (49,357)	$ (48,303)